The significant components of the Company’s deferred tax assets are as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share issuance costs	$ 529,000	$ 18,000
Cumulative eligible capital	105,000	100,000
Operating losses carried forward	1,652,000	1,341,000
Total deferred tax assets	2,286,000	1,459,000
Deferred tax assets not recognized	$ (2,286,000)	$ (1,459,000)